ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Feb. 28, 2013	Feb. 29, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 12,618,301	$ 9,614,318
Other taxes payable	2,746,276	2,362,052
Accrued teaching material costs	309,938	465,627
Payable to employees	206,014	885,869
Government subsidies	160,738
Enrollment fees collected for sponsors	120,082	281,293
Payable for investment in Holiday School	96,443	95,337
Professional service fee payable	69,499	478,890
Payable for acquisition of Wuhan Jianghan School	35,684	35,274
Accrued advertising expenses		231,600
Others	833,026	833,930
Total	$ 17,196,001	$ 15,284,190